Revenue from Contracts with Customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 157	$ 173
Current contract liabilities (deferred revenues)	(22)	(20)
Non-current contract liabilities (deferred revenues)	$ (11)	$ (9)